Shares (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2019	27,502,912	(1,725,467)	25,777,445
Issued upon exercise of stock options	109,100	—	109,100
Issued upon conversion of convertible debentures	4,622,916	—	4,622,916
Retired through share purchase program	(1,223,097)	—	(1,223,097)
Purchase of treasury shares	—	(534,834)	(534,834)
Settlement of certain equity classified stock-based compensation	—	415,100	415,100
Issued and outstanding at December 31, 2020	31,011,831	(1,845,201)	29,166,630
Issued upon exercise of stock options	125,000	—	125,000
Retired through share purchase program	(1,113,903)	—	(1,113,903)
Purchase of treasury shares	—	(21,503)	(21,503)
Settlement of certain equity classified stock-based compensation	—	301,891	301,891
Issued and outstanding at December 31, 2021	30,022,928	(1,564,813)	28,458,115

Schedule of net income per share

Year ended December 31,	2021	2020
Net income	$51,408	$49,208
Interest from convertible debentures (after tax)	4,410	2,370
Diluted net income available to common shareholders	$55,818	$51,578

Weighted-average number of common shares	28,325,489	28,165,130
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,707,718	1,949,717
Dilutive effect of stock options	47,767	90,741
Dilutive effect of 5.00% convertible debentures	2,095,236	2,095,236
Dilutive effect of 5.50% convertible debentures	1,770,747	—
Weighted-average number of diluted common shares	33,946,957	32,300,824

Basic net income per share	$1.81	$1.75
Diluted net income per share	$1.64	$1.60

Schedule of dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q1 2020	February 18, 2020	$0.04	March 5, 2020	April 3, 2020	$1,023
Q2 2020	May 5, 2020	$0.04	May 29, 2020	July 3, 2020	$1,162
Q3 2020	July 28, 2020	$0.04	August 31, 2020	October 2, 2020	$1,156
Q4 2020	October 27, 2020	$0.04	November 30, 2020	January 8, 2021	$1,040
Q1 2021	February 16, 2021	$0.04	March 4, 2021	April 9, 2021	$1,123
Q2 2021	April 27, 2021	$0.04	May 28, 2021	July 9, 2021	$1,123
Q3 2021	July 27, 2021	$0.04	August 31, 2021	October 8, 2021	$1,137
Q4 2021	October 26, 2021	$0.04	November 30, 2021	January 7, 2022	$1,137